Annual Total Returns [BarChart] - Voya Emerging Markets Hard Currency Debt Fund - Class P	Jul. 31, 2021
Bar Chart Table:
2011
2012
2013	(5.11%)
2014	7.09%
2015	1.71%
2016	10.36%
2017	11.37%
2018	(4.73%)
2019	14.95%
2020	8.10%